Components of accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2025
Components Of Accumulated Other Comprehensive Loss
Components of accumulated other comprehensive loss

24. Components of accumulated other comprehensive loss

a.	An analysis of the accumulated other comprehensive loss for the years ended December 31, 2025 and 2024 is as follows:

	Remeasurements of employee benefits		Derivative financial instruments		Exchange differences on the translation of foreign operations		Total
Other comprehensive loss:
Net balances as of December 31, 2023	US$	(622)	US$	(922)	US$	(143,904)	US$	(145,448)
Comprehensive loss of the year		(130)		(394)		(3,879)		(4,403)
Benefit due to deferred income tax		39		118		—		157
Net balances as of December 31, 2024		(713)		(1,198)		(147,783)		(149,694)
Comprehensive loss (income) of the year		(1,272)		415		3,543		2,686
Benefit (expense) due to deferred income tax		382		(124)		—		258
Net balances as of December 31, 2025	US$	(1,603)	US$	(907)	US$	(144,240)	US$	(146,750)

b.	An analysis of the effects of the derivative financial instruments in other comprehensive income (loss) for the years ended December 31, 2025, 2024 and 2023 is as follows.

	2025		2024		2023
Derivative financial instruments:
Jet fuel Asian call options contracts	US$	280	US$	(307)	US$	—
T-Locks		25		(117)		—
Interest rate Cap		110		30		(1,175)
Total	US$	415	US$	(394)	US$	(1,175)